Intangible assets, net - Schedule of Amortization Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,223	$ 2,668	$ 2,055
Cost of Revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	403	693	1,141
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	323	386	372
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,497	$ 1,589